Reverse Acquisition and Subsequent Sale of Entertainment (Narrative) (Details) - USD ($)			3 Months Ended
	Feb. 05, 2019	Jun. 22, 2018	Sep. 30, 2019
Business Acquisition [Line Items]
Shares issued for acquisition	38,625
Shares issued for acquisition value	$ 92,700		$ 1,720,351
FLCR [Member]
Business Acquisition [Line Items]
Pre-reverse stock split		3,065,000,000
Description of pre reverse stock split		89% of the outstanding common stock of FLCR, with the remaining 11% of common stock distributed as follows: (a) an ownership interest of seven percent (7%) to the holders of common stock, pro rata; and (b) four percent (4%) of the common stock to the holders of convertible debt, pro rata.
Net operating loss carryforward		$ 150,000
Term period for agreement		5 years